Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of expenses [Abstract]
Schedule of Operating Expenses

	2023 £m	2022 £m	2021 £m
Staff costs:
Salaries and social security costs[1]	3,651	3,310	3,048
Pensions and other retirement benefit schemes (note 16)	355	455	538
Restructuring and other staff costs	487	307	299
	4,493	4,072	3,885
Premises and equipment costs[2]	449	332	261
Depreciation and amortisation[3]	2,905	2,396	2,825
Other expenses:
UK bank levy	150	148	132
Regulatory and legal provisions (note 38)	675	255	1,300
Other	2,720	2,556	2,397
	3,545	2,959	3,829
Operating expenses before adjustment for:	11,392	9,759	10,800
Amounts attributable to the acquisition of insurance and participating investment contracts	(183)	(168)
Amounts reported within insurance service expenses	(386)	(354)
Total operating expenses	10,823	9,237	10,800
1    Including social security costs of £371 million (2022: £341 million; 2021: £308 million).
2    Net of profits on disposal of operating lease assets of £93 million (2022: £197 million; 2021: £249 million).
3    Including depreciation in respect of premises £110 million (2022: £114 million; 2021: £123 million), equipment £388 million (2022: £561 million; 2021: £779 million), operating lease assets £1,070 million (2022: £570 million; 2021: £709 million) and right-of-use assets £209 million (2022: £226 million; 2021: £228 million).

Schedule of Average Number of Persons Employed by the Group	The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2023	2022	2021
UK	65,390	62,587	64,250
Overseas	807	785	826
Total	66,197	63,372	65,076

Schedule of Performance-Based Compensation Costs
The tables below analyse the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	Performance-based compensation expense			Performance-based compensation expense deferred until later years
	2023 £m	2022 £m	2021 £m	2023 £m	2022 £m	2021 £m
Awards made in respect of the year ended 31 December	316	349	313	108	128	110
Awards made in respect of earlier years	124	109	22	22	20	22
	440	458	335	130	148	132